                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21365

                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
SELIGMAN LASALLE GLOBAL REAL ESTATE FUND
SELIGMAN LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


EACH FUND INVESTS IN EQUITY AND EQUITY-RELATED
SECURITIES ISSUED BY REAL ESTATE COMPANIES, SUCH AS
REAL ESTATE INVESTMENT TRUSTS (REITS).

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

  Seligman LaSalle Global Real
     Estate Fund...................    2

  Seligman LaSalle Monthly Dividend
     Real Estate Fund..............    6

Fund Expenses Examples.............   10

Portfolio of Investments...........   13

Statements of Assets and
  Liabilities......................   23

Statements of Operations...........   25

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   30

Notes to Financial Statements......   41

Proxy Voting.......................   59

Change in Independent Registered
  Public Accounting Firm...........   59



RIVERSOURCE FAMILY OF FUNDS
The RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
          SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman LaSalle Global Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman LaSalle Global Real Estate Fund (the Fund) Class A shares declined
  6.03% (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund underperformed its benchmark, the UBS Global Investors Index, which fell 3.07% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Real Estate
  Funds Average, which lost 8.75% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                     SINCE
                                                   INCEPTION
                               6 MONTHS*   1 YEAR   12/29/06
------------------------------------------------------------
Seligman LaSalle Global Real
  Estate Fund Class A
  (excluding sales charge)       -6.03%   -46.55%   -31.26%
------------------------------------------------------------
UBS Global Investors Index(1)
  (unmanaged)                    -3.07%   -42.02%   -27.08%
------------------------------------------------------------
Lipper Real Estate Funds
  Average(2)                     -8.75%   -44.39%   -28.33%
------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in sales charges and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index and the average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.


--------------------------------------------------------------------------------
2  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund



(1) The UBS Global Investors Index, an unmanaged index, measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Real Estate Funds Average measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The average reflects reinvestment of all distributions and changes in market prices.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                             SINCE
Without sales charge                   6 MONTHS*   1 YEAR  INCEPTION
Class A (inception 12/29/06)             -6.03%   -46.55%   -31.26%
--------------------------------------------------------------------
Class C (inception 12/29/06)             -6.35%   -46.94%   -31.72%
--------------------------------------------------------------------
Class R2 (inception 12/29/06)            -6.11%   -46.51%   -31.30%
--------------------------------------------------------------------
Class R5 (inception 12/29/06)            -5.54%   -46.08%   -30.85%
--------------------------------------------------------------------

With sales charge
Class A (inception 12/29/06)            -11.32%   -49.66%   -32.88%
--------------------------------------------------------------------
Class C (inception 12/29/06)             -7.27%   -47.46%   -31.72%
--------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Prior to June 13, 2009, Class R2 shares (formerly Class R shares) were offered with a 1% CDSC. Class R2 and Class R5 are available to qualifying institutional investors only.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

* Not annualized.


--------------------------------------------------------------------------------
          SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman LaSalle Global Real Estate Fund

STYLE MATRIX
--------------------------------------------------------------------------------

         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

COUNTRY DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Australia                                  13.1%
------------------------------------------------
Belgium                                     0.7%
------------------------------------------------
Bermuda                                     0.5%
------------------------------------------------
Canada                                      1.9%
------------------------------------------------
Finland                                     0.7%
------------------------------------------------
France                                      6.4%
------------------------------------------------
Hong Kong                                   3.3%
------------------------------------------------
Japan                                       9.1%
------------------------------------------------
Luxembourg                                  0.4%
------------------------------------------------
Netherlands                                 4.2%
------------------------------------------------
Sweden                                      1.1%
------------------------------------------------
Switzerland                                 0.8%
------------------------------------------------
United Kingdom                              7.6%
------------------------------------------------
United States                              49.8%
------------------------------------------------
Other(2)                                    0.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

Investments in real estate securities may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. The Fund is a "non-diversified" mutual fund and, as such, the Fund may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
4  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Westfield Group (Australia)                 6.9%
------------------------------------------------
Simon Property Group (United States)        5.7%
------------------------------------------------
Unibail-Rodamco (France)                    5.1%
------------------------------------------------
AvalonBay Communities (United States)       4.0%
------------------------------------------------
Public Storage (United States)              3.7%
------------------------------------------------
Vornado Realty Trust (United States)        3.5%
------------------------------------------------
Stockland (Australia)                       3.5%
------------------------------------------------
Ventas (United States)                      3.3%
------------------------------------------------
Boston Properties (United States)           2.4%
------------------------------------------------
Japan Retail Fund Investment (Japan)        2.2%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------
          SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE  ---------------------------------------------------------
(UNAUDITED)

Seligman LaSalle Monthly Dividend Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman LaSalle Monthly Dividend Real Estate Fund (the Fund) Class A shares declined 14.62% (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund underperformed its benchmark, the FTSE NAREIT Equity REITs Index, which declined 12.21% during the same six-month period.

> The Fund underperformed its peer group, as represented by the Lipper Real
  Estate Funds Average, which lost 8.75% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                                                       SINCE
                                                                     INCEPTION
                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   7/16/03
------------------------------------------------------------------------------
Seligman LaSalle Monthly
  Dividend Real Estate Fund
  Class A (excluding sales
  charge)                       -14.62%   -52.06%  -25.54%  -10.02%    -5.55%
------------------------------------------------------------------------------
FTSE NAREIT Equity REITs
  Index(1) (unmanaged)          -12.21%   -43.29%  -18.00%   -2.73%    +1.14%
------------------------------------------------------------------------------
Lipper Real Estate Funds
  Average(2)                     -8.75%   -44.39%  -20.01%   -4.50%    +0.09%
------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in sales charges and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
6  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

The index and the average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The FTSE NAREIT Equity REITs Index, an unmanaged index, measures the performance of all publicly-traded US real estate trusts that are equity real estate investment trusts (REITs), as determined by the National Association of Real Estate Investment Trusts. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Real Estate Funds Average measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The average reflects reinvestment of all distributions and changes in market prices.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  7/16/03)                  -14.62%   -52.06%  -25.54%  -10.02%    -5.55%
--------------------------------------------------------------------------
Class B (inception
  7/16/03)                  -14.97%   -52.44%  -26.12%  -10.73%    -6.25%
--------------------------------------------------------------------------
Class C (inception
  7/16/03)                  -14.97%   -52.43%  -26.12%  -10.71%    -6.25%
--------------------------------------------------------------------------
Class R2 (inception
  7/16/03)                  -14.79%   -52.15%  -25.83%  -10.31%    -5.84%
--------------------------------------------------------------------------
Class R5 (inception
  11/24/03)                 -14.71%   -51.94%  -25.33%   -9.75%    -7.13%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  7/16/03)                  -19.61%   -54.79%  -26.99%  -11.08%    -6.49%
--------------------------------------------------------------------------
Class B (inception
  7/16/03)                  -19.08%   -54.67%  -26.60%  -10.92%    -6.33%
--------------------------------------------------------------------------
Class C (inception
  7/16/03)                  -15.79%   -52.88%  -26.12%  -10.71%    -6.25%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Prior to June 13, 2009, Class R2 shares (formerly Class R shares) were offered with a 1% CDSC. Class R2 and Class R5 are available to qualifying institutional investors only.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

* Not annualized.


--------------------------------------------------------------------------------
          SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR BREAKDOWN(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Apartments                                 17.1%
------------------------------------------------
Diversified Properties                      8.6%
------------------------------------------------
Health Care                                12.8%
------------------------------------------------
Hotels                                      4.4%
------------------------------------------------
Industrial                                  5.0%
------------------------------------------------
Office Property                            17.2%
------------------------------------------------
Other Property                              2.5%
------------------------------------------------
Regional Malls                             13.1%
------------------------------------------------
Shopping Centers                           10.4%
------------------------------------------------
Storage                                     7.8%
------------------------------------------------
Other(2)                                    1.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

Investments in real estate securities may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
8  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Simon Property Group                        9.7%
------------------------------------------------
Public Storage                              7.3%
------------------------------------------------
Vornado Realty Trust                        7.0%
------------------------------------------------
Ventas                                      4.9%
------------------------------------------------
Boston Properties                           4.9%
------------------------------------------------
AvalonBay Communities                       4.9%
------------------------------------------------
BRE Properties Cl A                         4.9%
------------------------------------------------
Essex Property Trust                        4.7%
------------------------------------------------
Senior Housing Properties Trust             4.6%
------------------------------------------------
Federal Realty Investment Trust             4.1%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
          SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
10  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  939.70        $ 7.89         1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.66        $ 8.20         1.64%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  936.50        $11.48         2.39%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,012.94        $11.93         2.39%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  938.90        $ 9.09         1.89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.42        $ 9.44         1.89%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  944.60        $ 5.40         1.12%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.24        $ 5.61         1.12%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: -6.03% for Class A, -6.35% for Class C, -6.11% for Class R2 and -5.54% for Class R5.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  853.80        $ 7.31(c)      1.59%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.91        $ 7.95(c)      1.59%
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  850.30        $10.74(c)      2.34%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.19        $11.68(c)      2.34%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  850.30        $10.74(c)      2.34%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.19        $11.68(c)      2.34%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  852.10        $ 8.50(c)      1.85%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.62        $ 9.25(c)      1.85%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  852.90        $ 6.20(c)      1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.10        $ 6.76(c)      1.35%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: -14.62% for Class A, -14.97% for Class B, -14.97% for Class C, -14.79% for Class R2 and -14.71% for Class R5.
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.60% for Class A, 2.35% for Class B, 2.35% for Class C, 1.85% for Class R2, and 1.35% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended June 30, 2009, the actual expenses paid would have been $7.35 for Class A, $10.78 for Class B and $10.78 for Class C; the hypothetical expenses paid would have been $8.00 for Class A, $11.73 for Class B and $11.73 for Class C. The actual and hypothetical expenses paid for Class R2 and Class R5 would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
12  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman LaSalle Global Real Estate Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (12.8%)
Abacus Property Group                                  93,989                 $27,854
Dexus Property Group                                  196,307                 118,080
GPT Group                                             411,940                 161,161
Stockland                                             150,100                 387,090
Westfield Group                                        84,005                 768,647
                                                                      ---------------
Total                                                                       1,462,832
-------------------------------------------------------------------------------------

BELGIUM (0.7%)
Befimmo                                                   405                  30,807
Cofinimmo                                                 409                  47,686
                                                                      ---------------
Total                                                                          78,493
-------------------------------------------------------------------------------------

BERMUDA (0.5%)
Hongkong Land Holdings                                 15,453                  54,425
-------------------------------------------------------------------------------------

CANADA (1.9%)
Canadian Real Estate Investment Trust                   7,263                 153,628
RioCan Real Estate Investment Trust                     4,600                  60,437
                                                                      ---------------
Total                                                                         214,065
-------------------------------------------------------------------------------------

FINLAND (0.7%)
Citycon                                                21,570                  56,329
Technopolis                                             5,736                  23,823
                                                                      ---------------
Total                                                                          80,152
-------------------------------------------------------------------------------------

FRANCE (6.3%)
Klepierre                                               4,727                 122,494
Mercialys                                                 864                  26,693
Unibail-Rodamco                                         3,806                 569,027
                                                                      ---------------
Total                                                                         718,214
-------------------------------------------------------------------------------------

HONG KONG (3.2%)
Hysan Development                                      45,090                 115,461
Link REIT                                             116,889                 248,430
                                                                      ---------------
Total                                                                         363,891
-------------------------------------------------------------------------------------

JAPAN (8.9%)
Frontier Real Estate Investment                             9                  57,533
Japan Logistics Fund                                       14                  93,379
Japan Real Estate Investment                               20                 165,942
Japan Retail Fund Investment                               54                 249,184
Mitsui Fudosan                                          8,000                 138,789
Nippon Building Fund                                       18                 153,903
NTT Urban Development                                     170                 163,920
                                                                      ---------------
Total                                                                       1,022,650
-------------------------------------------------------------------------------------

NETHERLANDS (4.2%)
Corio                                                   3,853                 187,902
Eurocommercial Properties                               3,331                 102,872
Wereldhave                                              2,481                 184,940
                                                                      ---------------
Total                                                                         475,714
-------------------------------------------------------------------------------------

SWEDEN (1.1%)
Castellum                                               3,987                  25,474
Hufvudstaden Cl A                                      15,830                  98,546
                                                                      ---------------
Total                                                                         124,020
-------------------------------------------------------------------------------------

SWITZERLAND (0.8%)
PSP Swiss Property                                      1,975(b)               94,382
-------------------------------------------------------------------------------------

UNITED KINGDOM (7.4%)
British Land                                           36,768                 231,495
Derwent London                                          4,177                  64,329
Development Securities                                  4,296                  18,542
Hammerson                                              26,149                 132,579
Helical Bar                                             3,393                  18,415
Land Securities Group                                  32,021                 248,983
Liberty Intl                                            7,794                  51,088
Segro                                                  73,085                  29,222
Shaftesbury                                             9,513                  47,327
                                                                      ---------------
Total                                                                         841,980
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman LaSalle Global Real Estate Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

UNITED STATES (48.7%)
Acadia Realty Trust                                     1,776                 $23,177
Alexandria Real Estate Equities                         1,548                  55,403
AMB Property                                            6,081                 114,384
AvalonBay Communities                                   8,102                 453,226
BioMed Realty Trust                                     8,392                  85,850
Boston Properties                                       5,553                 264,878
BRE Properties Cl A                                     8,501                 201,984
Corporate Office Properties Trust                       2,283                  66,960
DiamondRock Hospitality                                 5,125                  32,083
Digital Realty Trust                                    4,623                 165,735
Douglas Emmett                                          8,068                  72,531
Duke Realty                                            10,942                  95,961
EastGroup Properties                                      494                  16,312
Equity Residential                                      7,066                 157,077
Essex Property Trust                                    2,787                 173,435
Extra Space Storage                                     3,258                  27,204
Federal Realty Investment Trust                         4,645                 239,310
Government Properties Income Trust                      1,080(b)               22,172
HCP                                                     4,115                  87,197
Healthcare Realty Trust                                 3,181                  53,536
Host Hotels & Resorts                                  28,753                 241,238
Kilroy Realty                                           7,122                 146,286
Kimco Realty                                           12,759                 128,228
Macerich                                                2,145                  37,773
ProLogis                                               19,320                 155,719
Public Storage                                          6,409                 419,661
Regency Centers                                         5,517                 192,598
Senior Housing Properties Trust                        12,943                 211,230
Simon Property Group                                   12,401                 637,784
SL Green Realty                                         5,121                 117,476
Taubman Centers                                         4,875                 130,943
Ventas                                                 12,252                 365,845
Vornado Realty Trust                                    8,710                 392,211
                                                                      ---------------
Total                                                                       5,585,407
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $19,653,672)                                                       $11,116,225
-------------------------------------------------------------------------------------



CLOSED-END FUNDS (0.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
LUXEMBOURG
ProLogis European Properties                           11,077(b)              $42,060
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $136,077)                                                              $42,060
-------------------------------------------------------------------------------------



OTHER (0.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM
Shaftesbury Rights                                      6,342(b)              $12,832
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $9,318)                                                                $12,832
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%                46,195(d)              $46,195
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $46,195)                                                               $46,195
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $19,845,262)(e)                                                    $11,217,312
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at June 30, 2009:


                                         PERCENTAGE OF
INDUSTRY                                   NET ASSETS           VALUE
------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)         90.2%          $10,320,951
Real Estate Management & Development           7.4               850,166
Other(1)                                       0.4                46,195
------------------------------------------------------------------------
Total                                                        $11,217,312
------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(e) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $19,845,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $249,000
     Unrealized depreciation                          (8,877,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(8,628,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman LaSalle Global Real Estate Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
16  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                          --------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
----------------------------------------------------------------------------------
Equity Securities
  Common Stocks              $5,748,150(a)   $5,368,075(b)    $--      $11,116,225
  Other
    Real Estate
     Investment Trusts
     (REITs)                         --          12,832(b)     --           12,832
----------------------------------------------------------------------------------
Total Equity Securities       5,748,150       5,380,907        --       11,129,057
----------------------------------------------------------------------------------
Other
  Closed-End Funds               42,060              --        --           42,060
  Affiliated Money
    Market Fund                  46,195(c)           --        --           46,195
----------------------------------------------------------------------------------
Total Other                      88,255              --        --           88,255
----------------------------------------------------------------------------------
Total                        $5,836,405      $5,380,907       $--      $11,217,312
----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Indicates certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. All industry classifications are identified in the Portfolio of Investments.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman LaSalle Global Real Estate Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
18  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust                                     7,743                $101,046
Alexandria Real Estate Equities                         5,155                 184,497
AMB Property                                           21,059                 396,120
AvalonBay Communities                                  17,557                 982,139
BioMed Realty Trust                                    26,980                 276,005
Boston Properties                                      20,731                 988,869
BRE Properties Cl A                                    41,190                 978,674
Corporate Office Properties Trust                       8,001                 234,669
DiamondRock Hospitality                                13,550                  84,823
Digital Realty Trust                                   16,114                 577,687
Douglas Emmett                                         25,648                 230,576
Duke Realty                                            36,757                 322,359
EastGroup Properties                                    2,054                  67,823
Equity Residential                                     24,157                 537,010
Essex Property Trust                                   15,385                 957,409
Extra Space Storage                                    11,887                  99,256
Federal Realty Investment Trust                        16,076                 828,236
Government Properties Income Trust                      2,788(b)               57,238
HCP                                                    19,741                 418,312
Healthcare Realty Trust                                15,726                 264,669
Host Hotels & Resorts                                  97,196                 815,474
Kilroy Realty                                          25,087                 515,287
Kimco Realty                                           52,232                 524,932
Macerich                                                7,406                 130,420
Plum Creek Timber                                      17,066                 508,225
ProLogis                                               67,784                 546,339
Public Storage                                         22,573               1,478,079
Regency Centers                                        18,660                 651,421
Senior Housing Properties Trust                        56,605                 923,794
Simon Property Group                                   37,934               1,950,945
SL Green Realty                                        18,530                 425,078
Taubman Centers                                        21,163                 568,438
Ventas                                                 33,259                 993,114
Vornado Realty Trust                                   31,306               1,409,709
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,265,900)                                                       $20,028,672
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               130,376(c)             $130,376
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $130,376)                                                             $130,376
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,396,276)(d)                                                    $20,159,048
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman LaSalle Monthly Dividend Real Estate Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $22,396,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $945,000
     Unrealized depreciation                          (3,182,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(2,237,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
20  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman LaSalle Monthly Dividend Real Estate Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                             FAIR VALUE AT JUNE 30, 2009
                              --------------------------------------------------------
                                   LEVEL 1        LEVEL 2
                                QUOTED PRICES      OTHER        LEVEL 3
                                  IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                                 MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
--------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $20,028,672(a)     $--           $--      $20,028,672
--------------------------------------------------------------------------------------
Total Equity Securities           20,028,672         --            --       20,028,672
--------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund                             130,376(b)      --            --          130,376
--------------------------------------------------------------------------------------
Total Other                          130,376         --            --          130,376
--------------------------------------------------------------------------------------
Total                            $20,159,048        $--           $--      $20,159,048
--------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
22  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                         SELIGMAN         SELIGMAN
                                                                   LASALLE GLOBAL  LASALLE MONTHLY
                                                                      REAL ESTATE    DIVIDEND REAL
JUNE 30, 2009 (UNAUDITED)                                                    FUND      ESTATE FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers
    (identified cost $19,799,067 and $22,265,900)                    $ 11,171,117     $ 20,028,672
  Affiliated money market fund
    (identified cost $46,195 and $130,376)                                 46,195          130,376
--------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $19,845,262 and $22,396,276)                        11,217,312       20,159,048
Cash                                                                       27,386           90,223
Capital shares receivable                                                   8,067           27,806
Foreign currency holdings (identified cost $148,986 and $ -- )            149,020               --
Dividends receivable                                                       68,235           96,209
Receivable for investments sold                                           140,619               --
Other assets                                                                  398               --
--------------------------------------------------------------------------------------------------
Total assets                                                           11,611,037       20,373,286
--------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                     13,316           29,798
Payable for investments purchased                                          89,466               --
Accrued investment management services fee                                    288              471
Accrued distribution fees                                                   3,155            7,717
Accrued transfer agency fees                                               11,593           29,758
Accrued administration services fees                                           25               33
Accrued plan administration services fees                                       5              359
Other accrued expenses                                                     51,961           53,866
--------------------------------------------------------------------------------------------------
Total liabilities                                                         169,809          122,002
--------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                   $ 11,441,228     $ 20,251,284
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  23

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                                         SELIGMAN         SELIGMAN
                                                                   LASALLE GLOBAL  LASALLE MONTHLY
                                                                      REAL ESTATE    DIVIDEND REAL
JUNE 30, 2009 (UNAUDITED)                                                    FUND      ESTATE FUND
REPRESENTED BY
Capital stock -- $.001 par value                                     $      4,342     $      8,038
Additional paid-in capital                                             35,474,960       67,298,742
Excess of distributions over net investment income                       (162,938)          (3,342)
Accumulated net realized gain (loss)                                  (15,246,404)     (44,814,926)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           (8,628,732)      (2,237,228)
--------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                      $ 11,441,228     $ 20,251,284
--------------------------------------------------------------------------------------------------



Net assets applicable to
  outstanding shares:      Class A         $7,794,830       $6,486,836
                           Class B                N/A       $1,886,091
                           Class C         $2,598,698       $7,912,596
                           Class R2        $   44,603       $2,922,457
                           Class R5        $1,003,097       $1,043,304
Outstanding shares of
  capital stock:           Class A          2,958,783        2,572,610
                           Class B                N/A          748,072
                           Class C            987,582        3,139,857
                           Class R2            16,880        1,163,678
                           Class R5           378,851          414,065
Net asset value per
  share:                   Class A(1)      $     2.63       $     2.52
                           Class B                N/A       $     2.52
                           Class C         $     2.63       $     2.52
                           Class R2        $     2.64       $     2.51
                           Class R5        $     2.65       $     2.52
----------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund is $2.79 and $2.67, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
24  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                         SELIGMAN         SELIGMAN
                                                                   LASALLE GLOBAL  LASALLE MONTHLY
                                                                      REAL ESTATE    DIVIDEND REAL
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                                   FUND      ESTATE FUND
INVESTMENT INCOME
Income:
Dividends                                                             $   383,637     $  1,002,225
Interest                                                                       39               --
Income distributions from affiliated money market fund                          8               29
  Less foreign taxes withheld                                             (18,523)              --
--------------------------------------------------------------------------------------------------
Total income                                                              365,161        1,002,254
--------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                         51,476          104,854
Distribution fees
  Class A                                                                   9,317            7,858
  Class B                                                                     N/A            8,941
  Class C                                                                  12,048           36,567
  Class R2                                                                    100            6,921
Transfer agency fees
  Class A                                                                  24,262           44,859
  Class B                                                                     N/A           12,533
  Class C                                                                   7,881           51,252
  Class R2                                                                    126           18,272
  Class R5                                                                  1,355           10,097
Administrative services fees                                                  448              692
Plan administration service fees -- Class R2                                    5              359
Compensation of board members                                                 176              375
Custodian fees                                                             30,657            6,188
Printing and postage                                                       21,207           42,317
Registration fees                                                          25,430           50,145
Professional fees                                                          20,217           14,758
Other                                                                       4,539           19,168
--------------------------------------------------------------------------------------------------
Total expenses                                                            209,244          436,156
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                           (115,425)        (218,577)
--------------------------------------------------------------------------------------------------
Total net expenses                                                         93,819          217,579
--------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                           271,342          784,675
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain(loss) on:
  Securities transactions                                              (4,926,869)     (22,336,787)
  Foreign currency transactions                                             7,770               --
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                (4,919,099)     (22,336,787)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    3,806,672       16,721,796
--------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                  (1,112,427)      (5,614,991)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  (841,085)    $ (4,830,316)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                                           SELIGMAN LASALLE
                                                                       GLOBAL REAL ESTATE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $   271,342   $    515,212
Net realized gain (loss) on investments                                  (4,919,099)    (8,504,210)
Capital gain distributions from investments                                      --        128,818
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      3,806,672     (6,032,916)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (841,085)   (13,893,096)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (136,645)      (171,631)
    Class C                                                                 (37,216)       (39,721)
    Class R2                                                                   (730)          (135)
    Class R5                                                                (18,596)        (2,048)
  Tax return of capital
    Class A                                                                      --       (150,583)
    Class C                                                                      --        (34,850)
    Class R2                                                                     --           (120)
    Class R5                                                                     --         (1,796)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (193,187)      (400,884)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
26  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           SELIGMAN LASALLE
                                                                       GLOBAL REAL ESTATE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        $ 1,614,095   $  4,830,545
  Class C shares                                                             46,265        268,136
  Class D shares*                                                               N/A        358,444
  Class R2 shares                                                               839         43,618
  Class R5 shares                                                           567,005        440,581
Reinvestment of distributions at net asset value
  Class A shares                                                             43,509        180,977
  Class C shares                                                             11,968         58,737
  Class R2 shares                                                                55            255
  Class R5 shares                                                            18,595          3,844
Conversions from Class D to Class C
  Class C shares                                                                N/A      5,140,772
  Class D shares*                                                               N/A     (5,140,772)
Payments for redemptions
  Class A shares                                                         (2,360,484)    (9,567,986)
  Class C shares                                                           (220,488)    (1,406,409)
  Class D shares*                                                               N/A       (616,950)
  Class R2 shares                                                              (538)        (6,542)
  Class R5 shares                                                           (34,806)      (252,157)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (313,985)    (5,664,907)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (1,348,257)   (19,958,887)
Net assets at beginning of period                                        12,789,485     32,748,372
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $11,441,228   $ 12,789,485
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                      $  (162,938)  $   (241,093)
--------------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------



                                                                             SELIGMAN LASALLE
                                                                    MONTHLY DIVIDEND REAL ESTATE FUND
                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                      JUNE 30, 2009      DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    784,675       $  1,350,226
Net realized gain (loss) on investments                                 (22,336,787)       (20,722,839)
Capital gain distributions from investments                                      --            956,024
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     16,721,796         (3,557,599)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (4,830,316)       (21,974,188)
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (226,939)          (504,731)
    Class B                                                                 (55,384)          (115,556)
    Class C                                                                (225,051)          (320,761)
    Class D*                                                                    N/A            (65,280)
    Class R2                                                                (94,411)          (130,050)
    Class R5                                                               (185,427)          (213,848)
  Tax return of capital
    Class A                                                                      --           (461,054)
    Class B                                                                      --           (105,556)
    Class C                                                                      --           (293,003)
    Class D*                                                                    N/A            (59,630)
    Class R2                                                                     --           (118,797)
    Class R5                                                                     --           (195,342)
------------------------------------------------------------------------------------------------------
Total distributions                                                        (787,212)        (2,583,608)
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                             SELIGMAN LASALLE
                                                                    MONTHLY DIVIDEND REAL ESTATE FUND
                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                      JUNE 30, 2009      DEC. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  1,583,848       $  5,849,095
  Class B shares                                                             49,963            317,659
  Class C shares                                                          1,621,127          2,361,109
  Class D shares*                                                               N/A          2,302,037
  Class R2 shares                                                         1,267,169          3,258,839
  Class R5 shares                                                         3,320,604          3,826,991
Reinvestment of distributions at net asset value
  Class A shares                                                            148,275            687,800
  Class B shares                                                             38,152            157,326
  Class C shares                                                            185,491            495,367
  Class D shares*                                                               N/A             93,131
  Class R2 shares                                                            86,458            248,753
  Class R5 shares                                                           174,780                 --
Conversion from Class B to Class A
  Class A shares                                                             43,070            404,040
  Class B shares                                                            (43,070)          (404,040)
Conversion from Class D to Class C
  Class C shares                                                                N/A          8,482,778
  Class D shares*                                                               N/A         (8,482,778)
Payments for redemptions
  Class A shares                                                         (2,426,449)       (12,765,159)
  Class B shares                                                           (168,429)        (1,277,831)
  Class C shares                                                         (1,063,399)        (5,322,809)
  Class D shares*                                                               N/A           (754,133)
  Class R2 shares                                                          (750,168)        (1,059,207)
  Class R5 shares                                                        (7,566,860)        (2,408,360)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (3,499,438)        (3,989,392)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (9,116,966)       (28,547,188)
Net assets at beginning of period                                        29,368,250         57,915,438
------------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 20,251,284       $ 29,368,250
------------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $     (3,342)      $       (805)
------------------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------
Seligman LaSalle Global Real Estate Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                          FISCAL PERIOD ENDED DEC. 31,
                                                  2009(k)       2008        2007      2006(b)
Net asset value, beginning of period                $2.85       $5.75       $7.14       $7.14
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       .06         .11         .06         .00(d)
Net gains (losses) (both realized
 and unrealized)                                     (.23)      (2.93)      (1.29)         --
---------------------------------------------------------------------------------------------
Total from investment operations                     (.17)      (2.82)      (1.23)        .00(d)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)       (.04)       (.06)         --
Distributions in excess of net investment
 income                                                --          --        (.10)         --
Tax return of capital                                  --        (.04)         --          --
---------------------------------------------------------------------------------------------
Total distributions                                  (.05)       (.08)       (.16)         --
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.63       $2.85       $5.75       $7.14
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $8          $9         $25          $1
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                            3.67%(f)    2.38%       2.52%      90.03%(f),(g)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(h)                        1.64%(f)    1.64%       1.64%       1.64%(f)
---------------------------------------------------------------------------------------------
Net investment income (loss)                        5.27%(f)    2.23%        .90%      (1.64%)(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                               48%         62%         81%          --
---------------------------------------------------------------------------------------------
Total return(i)                                    (6.03%)(j) (49.67%)    (17.21%)         0%(j)
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                          FISCAL PERIOD ENDED DEC. 31,
                                                  2009(k)       2008        2007      2006(b)
Net asset value, beginning of period                $2.85       $5.76       $7.14       $7.14
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       .05         .07         .01         .00(d)
Net gains (losses) (both realized
 and unrealized)                                     (.23)      (2.92)      (1.28)         --
---------------------------------------------------------------------------------------------
Total from investment operations                     (.18)      (2.85)      (1.27)        .00(d)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.03)       (.01)         --
Distributions in excess of net investment
 income                                                --          --        (.10)         --
Tax return of capital                                  --        (.03)         --          --
---------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (.06)       (.11)         --
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.63       $2.85       $5.76       $7.14
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3          $3          $3         $--
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                            4.43%(f)    3.12%       3.27%      90.78%(f),(g)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(h)                        2.39%(f)    2.38%       2.39%       2.39%(f)
---------------------------------------------------------------------------------------------
Net investment income (loss)                        4.48%(f)    1.49%        .15%      (2.39%)(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                               48%         62%         81%          --
---------------------------------------------------------------------------------------------
Total return(i)                                    (6.35%)(j) (49.96%)    (17.86%)         0%(j)
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman LaSalle Global Real Estate Fund

CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                          FISCAL PERIOD ENDED DEC. 31,
                                                  2009(k)       2008        2007      2006(b)
Net asset value, beginning of period                $2.86       $5.76       $7.14       $7.14
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       .06         .10         .04         .00(d)
Net gains (losses) (both realized
 and unrealized)                                     (.24)      (2.93)      (1.27)         --
---------------------------------------------------------------------------------------------
Total from investment operations                     (.18)      (2.83)      (1.23)        .00(d)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.04)       (.04)       (.04)         --
Distributions in excess of net investment
 income                                                --          --        (.11)         --
Tax return of capital                                  --        (.03)         --          --
---------------------------------------------------------------------------------------------
Total distributions                                  (.04)       (.07)       (.15)         --
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.64       $2.86       $5.76       $7.14
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--         $--         $--         $--
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                            3.92%(f)    2.63%       2.78%      90.28%(f),(g)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(h)                        1.89%(f)    1.89%       1.89%       1.89%(f)
---------------------------------------------------------------------------------------------
Net investment income (loss)                        5.01%(f)    1.98%        .65%      (1.89%)(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                               48%         62%         81%          --
---------------------------------------------------------------------------------------------
Total return(i)                                    (6.11%)(j) (49.65%)    (17.30%)         0%(j)
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Global Real Estate Fund

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                          FISCAL PERIOD ENDED DEC. 31,
                                                  2009(k)       2008        2007      2006(b)
Net asset value, beginning of period                $2.86       $5.75       $7.14       $7.14
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                       .07         .12         .10         .00(d)
Net gains (losses) (both realized
 and unrealized)                                     (.23)      (2.91)      (1.30)         --
---------------------------------------------------------------------------------------------
Total from investment operations                     (.16)      (2.79)      (1.20)        .00(d)
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.05)       (.05)       (.10)         --
Distributions in excess of net investment
 income                                                --          --        (.09)         --
Tax return of capital                                  --        (.05)         --          --
---------------------------------------------------------------------------------------------
Total distributions                                  (.05)       (.10)       (.19)         --
---------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.65       $2.86       $5.75       $7.14
---------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1         $--         $--         $--
---------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e)                            3.13%(f)    2.82%       5.38%     227.72%(f),(g)
---------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(h)                        1.12%(f)    1.12%       1.12%       1.12%(f)
---------------------------------------------------------------------------------------------
Net investment income (loss)                        6.04%(f)    2.75%       1.42%      (1.12%)(f)
---------------------------------------------------------------------------------------------
Portfolio turnover rate                               48%         62%         81%          --
---------------------------------------------------------------------------------------------
Total return                                       (5.54%)(j) (49.36%)    (16.91%)         0%(j)
---------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman LaSalle Global Real Estate Fund

NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Period from Dec. 29, 2006 (commencement of operations) to Dec. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Rounds to zero.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis. The Non-Recurring Charges (see Note 4 to the Financial Statements) have not been annualized, as they represent a one time occurrence.
(g) The ratio of expenses to average net assets prior to expense waiver/reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(i) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(j) Not annualized.
(k) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008        2007       2006       2005      2004
Net asset value, beginning of period                $3.06       $5.90       $9.87      $8.70     $9.26      $8.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .08         .15         .12        .11       .14        .21
Net gains (losses) (both realized and
 unrealized)                                         (.54)      (2.71)      (2.40)      2.53       .33       1.71
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.46)      (2.56)      (2.28)      2.64       .47       1.92
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)       (.15)       (.12)      (.11)     (.14)      (.21)
Excess distributions from net investment
 income                                                --          --        (.01)        --      (.02)      (.13)
Tax return of capital                                  --        (.13)         --       (.20)       --       (.05)
Distributions from realized gains                      --          --       (1.56)     (1.16)     (.87)      (.31)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)       (.28)      (1.69)     (1.47)    (1.03)      (.70)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.52       $3.06       $5.90      $9.87     $8.70      $9.26
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6          $9         $22        $43       $36        $34
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            3.62%(d)    2.10%       1.79%      1.67%     1.78%      1.79%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        1.59%(d)    1.59%       1.60%      1.60%     1.60%      1.60%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        6.99%(d)    2.79%       1.32%      1.09%     1.51%      2.43%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%         77%         76%        48%       41%        29%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                   (14.62%)(g) (44.94%)    (23.82%)    30.90%     5.34%     24.95%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008        2007       2006       2005      2004
Net asset value, beginning of period                $3.06       $5.89       $9.86      $8.69     $9.25      $8.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .07         .11         .05        .08       .07        .14
Net gains (losses) (both realized and
 unrealized)                                         (.54)      (2.70)      (2.41)      2.49       .34       1.71
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.47)      (2.59)      (2.36)      2.57       .41       1.85
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)       (.11)       (.05)      (.08)     (.07)      (.14)
Excess distributions from net investment
 income                                                --          --          --         --      (.03)      (.15)
Tax return of capital                                  --        (.13)         --       (.16)       --       (.04)
Distributions from realized gains                      --          --       (1.56)     (1.16)     (.87)      (.31)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)       (.24)      (1.61)     (1.40)     (.97)      (.64)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.52       $3.06       $5.89      $9.86     $8.69      $9.25
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2          $2          $6        $13       $13        $14
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            4.41%(d)    2.83%       2.54%      2.42%     2.53%      2.54%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        2.34%(d)    2.32%       2.35%      2.35%     2.35%      2.35%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        6.28%(d)    2.06%        .56%       .83%      .76%      1.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%         77%         76%        48%       41%        29%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                   (14.97%)(g) (45.36%)    (24.45%)    29.97%     4.58%     24.01%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008        2007       2006       2005      2004
Net asset value, beginning of period                $3.06       $5.89       $9.85      $8.69     $9.25      $8.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .07         .11         .05        .08       .07        .14
Net gains (losses) (both realized and
 unrealized)                                         (.54)      (2.70)      (2.40)      2.48       .34       1.71
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.47)      (2.59)      (2.35)      2.56       .41       1.85
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)       (.11)       (.05)      (.08)     (.07)      (.14)
Excess distributions from net investment
 income                                                --          --          --         --      (.03)      (.15)
Tax return of capital                                  --        (.13)         --       (.16)       --       (.04)
Distributions from realized gains                      --          --       (1.56)     (1.16)     (.87)      (.31)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                  (.07)       (.24)      (1.61)     (1.40)     (.97)      (.64)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.52       $3.06       $5.89      $9.85     $8.69      $9.25
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $8          $9         $12        $28       $23        $32
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            4.44%(d)    2.86%       2.54%      2.42%     2.53%      2.54%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        2.34%(d)    2.35%       2.35%      2.35%     2.35%      2.35%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        6.26%(d)    2.03%        .56%       .83%      .76%      1.68%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%         77%         76%        48%       41%        29%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                   (14.97%)(g) (45.36%)    (24.38%)    29.84%     4.58%     24.02%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008        2007       2006       2005      2004
Net asset value, beginning of period                $3.05       $5.87       $9.87      $8.69     $9.25      $8.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .08         .13         .09        .10       .11        .18
Net gains (losses) (both realized and
 unrealized)                                         (.54)      (2.68)      (2.43)      2.53       .34       1.71
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.46)      (2.55)      (2.34)      2.63       .45       1.89
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.08)       (.13)       (.09)      (.10)     (.11)      (.18)
Excess distributions from net investment
 income                                                --          --        (.01)        --      (.03)      (.14)
Tax return of capital                                  --        (.14)         --       (.19)       --       (.05)
Distributions from realized gains                      --          --       (1.56)     (1.16)     (.87)      (.31)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                  (.08)       (.27)      (1.66)     (1.45)    (1.01)      (.68)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.51       $3.05       $5.87      $9.87     $8.69      $9.25
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3          $3          $3         $2        $1        $--
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            3.85%(d)    2.36%       2.04%      1.92%     2.03%      2.05%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        1.85%(d)    1.85%       1.85%      1.85%     1.85%      1.85%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        6.73%(d)    2.53%       1.06%       .98%     1.26%      2.17%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%         77%         76%        48%       41%        29%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                   (14.79%)(g) (45.01%)    (24.36%)    30.73%     5.08%     24.55%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    FISCAL PERIOD ENDED DEC. 31,
                                                  2009(h)       2008        2007       2006       2005      2004
Net asset value, beginning of period                $3.07       $5.91       $9.88      $8.70     $9.28      $8.04
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .08         .16         .15        .12       .16        .15
Net gains (losses) (both realized and
 unrealized)                                         (.54)      (2.70)      (2.41)      2.55       .33       1.79
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.46)      (2.54)      (2.26)      2.67       .49       1.94
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.09)       (.16)       (.15)      (.12)     (.16)      (.15)
Excess distributions from net investment
 income                                                --          --          --         --      (.04)      (.19)
Tax return of capital                                  --        (.14)         --       (.21)       --       (.05)
Distributions from realized gains                      --          --       (1.56)     (1.16)     (.87)      (.31)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                  (.09)       (.30)      (1.71)     (1.49)    (1.07)      (.70)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $2.52       $3.07       $5.91      $9.88     $8.70      $9.28
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $6          $8         $7        $1         $1
-----------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                            1.83%(d)    1.26%       1.25%      1.33%     1.68%      2.05%
-----------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(e)                        1.35%(d)    1.26%       1.25%      1.33%     1.35%      1.35%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        7.12%(d)    3.12%       1.67%      1.17%     1.76%      2.67%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               79%         77%         76%        48%       41%        29%
-----------------------------------------------------------------------------------------------------------------
Total return                                      (14.71%)(g) (44.64%)    (23.58%)    31.34%     5.55%     25.21%
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman LaSalle Monthly Dividend Real Estate Fund

NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis. The Non-Recurring Charges (see Note 4 to the Financial Statements) have not been annualized, as they represent a one-time occurrence.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(g) Not annualized.
(h) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Each Fund is a series of Seligman LaSalle Real Estate Fund Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as an open-end management investment company. Each Fund has 500 million authorized shares of capital stock.

Seligman LaSalle Global Real Estate Fund (Global Real Estate Fund) is a non-diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies."

Seligman LaSalle Monthly Dividend Real Estate Fund (Monthly Dividend Real Estate
Fund) is a diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "real estate companies," such as real estate investment trusts (REITs).

Each Fund offers Class A, Class C, Class R2 and Class R5 shares. Monthly Dividend Real Estate Fund also offers Class B shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and if originally purchased on or after June 13, 2009, will automatically convert to Class A shares one month after the completion of the eighth year of ownership. Class B shares originally purchased in the Fund on or before June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Effective May 16, 2008, Class D shares converted to Class C shares and as of this date the Funds no longer offer Class D shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good

--------------------------------------------------------------------------------
42  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2009, foreign currency holdings consisted of multiple denominations for Global Real Estate Fund.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid semi-annually, when available, are reinvested in additional shares of Global Real Estate Fund at net asset value or payable in cash. Dividends from net investment income, declared and payable monthly, when available, are reinvested in additional shares of Monthly Dividend Real Estate Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Funds receive distributions from holdings in real estate investment trusts (REITs) which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on management's estimates. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of each Fund's securities or as part of its investment

--------------------------------------------------------------------------------
44  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. Each Fund will record a realized gain or loss when the foreign currency contract is closed.

The risks of foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Global Real Estate Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

GLOBAL REAL ESTATE FUND
FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2009
At June 30, 2009, the Fund had no outstanding derivatives.

GLOBAL REAL ESTATE FUND
EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2009


  AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                    FORWARD CURRENCY CONTRACTS
------------------------------------------------------------------------
Foreign exchange contracts                          $5,681
------------------------------------------------------------------------
TOTAL                                               $5,681
------------------------------------------------------------------------



   CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES
                          RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                    FORWARD CURRENCY CONTRACTS
------------------------------------------------------------------------
Foreign exchange contracts                          $(264)
------------------------------------------------------------------------
TOTAL                                               $(264)
------------------------------------------------------------------------




--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

MONTHLY DIVIDEND REAL ESTATE FUND
At June 30, 2009, and for the six months then ended, the Fund had no outstanding derivatives.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Funds. Day-to-day portfolio management of the Funds is provided by the Funds' subadviser. See Subadvisory and delegation agreements below. Effective June 15, 2009, the management fee is equal to a percentage of each Fund's average daily net assets as follows:

FUND                                              PERCENTAGE
------------------------------------------------------------
Global Real Estate Fund                              0.915%
Monthly Dividend Real Estate Fund                    0.855%


Prior to June 15, 2009, the Investment Manager received a fee equal to the following percentage of the Fund's average daily net assets:

FUND                                              PERCENTAGE
------------------------------------------------------------
Global Real Estate Fund                              0.98%
Monthly Dividend Real Estate Fund                    0.90%


The management fee for the six months ended June 30, 2009 is the following percentage of the Fund's average daily net assets:

FUND                                              PERCENTAGE
------------------------------------------------------------
Global Real Estate Fund                              0.98%
Monthly Dividend Real Estate Fund                    0.90%


The reduction in the investment management services fee applicable to each Fund on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to each Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

SUBADVISORY AND DELEGATION AGREEMENTS
Under a subadvisory agreement between the Investment Manager and LaSalle Investment Management (Securities), L.P. (referred to as LaSalle U.S.), LaSalle U.S. is responsible for furnishing investment advice, research and assistance with respect to the Monthly Dividend Real Estate Fund's investments. Under a subadvisory agreement between the Investment Manager and LaSalle U.S. and a delegation agreement between LaSalle U.S. and LaSalle Investment Management Securities B.V. (collectively LaSalle), LaSalle is responsible for furnishing

--------------------------------------------------------------------------------
46  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment advice, research and assistance with respect to the Global Real Estate Fund's investments. The Investment Manager contracts with and compensates LaSalle U.S. for the provision of day-to-day portfolio management of the Funds' assets. Under the subadvisory agreements, the Investment Manager pays LaSalle U.S. fees equal to a percentage of each Fund's average daily net assets that declines as the Fund's assets increase. For the Global Real Estate Fund, the Investment Manager pays LaSalle U.S. 0.30% to 0.49% of the Fund's average daily net assets. For the Monthly Dividend Real Estate Fund, the Investment Manager pays LaSalle U.S. 0.30% to 0.45% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, each Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines annually as the Fund's assets increase. The annual percentage range for each Fund is as follows:

FUND                                           PERCENTAGE RANGE
---------------------------------------------------------------
Global Real Estate Fund                         0.08% to 0.05%
Monthly Dividend Real Estate Fund               0.06% to 0.03%


The administrative services fee was 0.01% of each Fund's average daily net assets for the six months ended June 30, 2009 (annualized).

Prior to June 15, 2009, Ameriprise Financial administered certain aspects of each Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to each Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Funds' prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $50 for Global Real Estate Fund and $125 for Monthly Dividend Real Estate Fund.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B (for Monthly Dividend Real Estate Fund only) and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC), owned by six associated investment companies, provided shareholder servicing and transfer agency services to each Fund, as well as certain other Seligman funds. In January 2009, the Board approved each Fund's termination of the shareholder servicing and transfer agency relationship with SDC, and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged $14,638 and $90,204 to Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively, for shareholder account and transfer agent services in accordance with a methodology approved by each Fund's Board. Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than each Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the


--------------------------------------------------------------------------------
48  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



other classes of each Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of each Fund's relationship with SDC, each Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $16,027, or 0.15% for Global Real Estate Fund and $35,593, or 0.15% for Monthly Dividend Real Estate Fund of each Fund's average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are included in transfer agency fees in the Statement of Operations. The Non-Recurring Charges are included in each Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $11,593 and $29,758 for Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively, and is included within accrued transfer agency fees in the Statements of Assets and Liabilities.

Each Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the related Guaranty expire in January 2019. The obligation of each Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on each Fund's percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Corporation's total potential future obligation under the Guaranty over the life of the Guaranty is $106,300. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, each Fund pays the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For Class R shares (redesignated Class R2 shares on June 13, 2009), of the 0.50% fee, up to 0.25% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for the Funds was approximately as follows:

FUND                                  CLASS B   CLASS C   CLASS R
-----------------------------------------------------------------
Global Real Estate Fund                   N/A  $344,000  $  5,000
Monthly Dividend Real Estate Fund     $41,000   885,000   111,000


These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or from CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended June 30, 2009 are as follows:

FUND                              CLASS A  CLASS B  CLASS C  CLASS R2
---------------------------------------------------------------------
Global Real Estate Fund            $  483      N/A    $71       $0
Monthly Dividend Real Estate
  Fund                              4,362   $1,478     95        0


Effective June 13, 2009, the 1% CDSC was eliminated for Class R2.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net (excluding fees and expenses of acquired funds*) were:

FUND                        CLASS A  CLASS B  CLASS C  CLASS R2  CLASS R5
-------------------------------------------------------------------------
Global Real Estate Fund       1.64%     N/A     2.39%    1.89%     1.12%
Monthly Dividend Real
  Estate Fund                 1.59     2.34%    2.34     1.85      1.35


Under an agreement that was effective until June 13, 2009, the Investment Manager contractually agreed to waive certain fees and reimburse each Fund's expenses to the extent that each Fund's "other expenses" (those expenses other

--------------------------------------------------------------------------------
50  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.41% (0.14% for Global Real Estate Fund Class I shares) and 0.45% per annum of the average daily net assets of Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively.

For the period from Jan. 1, 2009 through June 12, 2009, other expenses waived/reimbursed were as follows:

FUND                                                AMOUNT
-----------------------------------------------------------
Global Real Estate Fund                            $ 97,226
Monthly Dividend Real Estate Fund                   158,920


Effective June 13, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until April 30, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

FUND                        CLASS A  CLASS B  CLASS C  CLASS R2  CLASS R5
-------------------------------------------------------------------------
Global Real Estate Fund       1.64%     N/A     2.39%    1.89%     1.12%
Monthly Dividend Real
  Estate Fund                 1.60     2.35%    2.35     1.85      1.35


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the period from June 13, 2009 through June 30, 2009, the transfer agency fees waived/reimbursed at the class level were as follows:

FUND                        CLASS A  CLASS B  CLASS C  CLASS R2  CLASS R5
-------------------------------------------------------------------------
Global Real Estate Fund      $   --     N/A    $    3    $  1      $ 24
Monthly Dividend Real
  Estate Fund                 2,564    $766     3,251     430       104


The management fees waived/reimbursed at the Fund level were as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
Global Real Estate Fund                             $18,171
Monthly Dividend Real Estate Fund                    52,542




--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                      PURCHASES     PROCEEDS
-----------------------------------------------------------------
Global Real Estate Fund                  $ 5,066,093  $ 5,415,130
Monthly Dividend Real Estate Fund         18,209,562   21,578,143


Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                               MONTHLY DIVIDEND
                              GLOBAL REAL ESTATE FUND          REAL ESTATE FUND
                           ----------------------------  ----------------------------
                             SIX MONTHS                    SIX MONTHS
                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                           JUNE 30, 2009  DEC. 31, 2008  JUNE 30, 2009  DEC. 31, 2008
-------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------
Sold                            698,073      1,080,524        655,230      1,255,134
Converted from Class B
  shares(a)                         N/A            N/A         18,391         80,293
Reinvested distributions         18,862         34,604         64,978        139,869
Redeemed                     (1,009,236)    (2,144,078)    (1,042,622)    (2,402,386)
-------------------------------------------------------------------------------------
Net increase (decrease)        (292,301)    (1,028,950)      (304,023)      (927,090)
-------------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------
Sold                                N/A            N/A         21,213         55,041
Reinvested distributions            N/A            N/A         16,808         32,679
Converted to Class A
  shares(a)                         N/A            N/A        (18,391)       (80,451)
Redeemed                            N/A            N/A        (67,754)      (249,775)
-------------------------------------------------------------------------------------
Net increase (decrease)             N/A            N/A        (48,124)      (242,506)
-------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------
Sold                             18,021         57,893        629,259        468,536
Converted from Class D
  shares(b)                         N/A        850,498            N/A      1,297,817
Reinvested distributions          6,509         11,188         80,922        108,839
Redeemed                        (99,293)      (313,661)      (459,563)    (1,050,134)
-------------------------------------------------------------------------------------
Net increase (decrease)         (74,763)       605,918        250,618        825,058

-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                               MONTHLY DIVIDEND
                              GLOBAL REAL ESTATE FUND          REAL ESTATE FUND
                           ----------------------------  ----------------------------
                             SIX MONTHS                    SIX MONTHS
                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                           JUNE 30, 2009  DEC. 31, 2008  JUNE 30, 2009  DEC. 31, 2008
-------------------------------------------------------------------------------------
CLASS D(b)
-------------------------------------------------------------------------------------
Sold                                N/A         63,895            N/A        405,332
Reinvested distributions            N/A             --            N/A         16,014
Converted to Class C
  shares(b)                         N/A       (850,498)           N/A     (1,297,817)
Redeemed                            N/A       (110,002)           N/A       (127,861)
-------------------------------------------------------------------------------------
Net increase (decrease)             N/A       (896,605)           N/A     (1,004,332)
-------------------------------------------------------------------------------------

CLASS R2(c)
-------------------------------------------------------------------------------------
Sold                                334         15,423        470,552        626,173
Reinvested distributions             22             49         38,445         53,445
Redeemed                           (234)        (2,131)      (349,878)      (233,837)
-------------------------------------------------------------------------------------
Net increase (decrease)             122         13,341        159,119        445,781
-------------------------------------------------------------------------------------

CLASS R5(c)
-------------------------------------------------------------------------------------
Sold                            230,435        147,003      1,515,702      1,088,309
Reinvested distributions          7,235            735         77,559         89,295
Redeemed                        (15,185)       (50,907)    (3,199,352)      (513,023)
-------------------------------------------------------------------------------------
Net increase (decrease)         222,485         96,831     (1,606,091)       664,581
-------------------------------------------------------------------------------------


(a) Automatic conversion of Class B shares to Class A shares.
(b) Effective May 16, 2008, Class D shares converted to Class C shares.
(c) Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

7. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of each Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund for the six months ended June 30, 2009 are as follows:

FUND                                        PURCHASES  PROCEEDS
---------------------------------------------------------------
Global Real Estate Fund                      $241,824  $195,629
Monthly Dividend Real Estate Fund             408,941   278,565


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

and each Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Under the prior credit facility which was effective until June 17, 2009, each Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited each Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Funds had no borrowings during the six months ended June 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

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54  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2008 were as follows:

FUND                                              CARRY-OVER
------------------------------------------------------------
Global Real Estate Fund                          $ 5,865,474
Monthly Dividend Real Estate Fund                 14,370,088


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                        2015        2016
---------------------------------------------------------------
Global Real Estate Fund                   $585,168  $ 5,280,306
Monthly Dividend Real Estate Fund               --   14,370,088


Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between Nov. 1 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2008, post-October losses that are treated as occurring on Jan. 1, 2009 were as follows:

FUND                                           POST-OCTOBER LOSS
----------------------------------------------------------------
Global Real Estate Fund                            $3,118,642
Monthly Dividend Real Estate Fund                   7,417,084


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Global Real Estate Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

REAL ESTATE INDUSTRY RISK
Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Aug. 24, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of

--------------------------------------------------------------------------------
56  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as

--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An

--------------------------------------------------------------------------------
58  SELIGMAN LASALLE REAL ESTATE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
         SELIGMAN LASALLE REAL ESTATE FUND SERIES  -- 2009 SEMIANNUAL REPORT  59

SELIGMAN LASALLE REAL ESTATE FUND SERIES
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                                 SL-9946 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Seligman LaSalle Real Estate Fund Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 2, 2009